PROPERTY, PLANT AND EQUIPMENT - Movement of property, plant, and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	R$ 35,805,421	R$ 34,739,705
Acquisition of investee control		4,573,248
Addition	2,892,180	2,796,504
Write-offs	587,035	(51,416)
Depreciation	(1,907,233)	(1,975,400)
Transfers assets held for sale	(519,661)	(3,586,047)
Transfer	(3,687)	(691,173)
Property, plant and equipment at end of period	36,854,056	35,805,421	R$ 34,739,705
Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	82,056,338	82,365,221
Property, plant and equipment at end of period	83,946,366	82,056,338	82,365,221
Accumulated Depreciation and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(46,250,916)	(47,625,516)
Property, plant and equipment at end of period	(47,092,310)	(46,250,916)	(47,625,516)
Impairment.
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(1,702,404)	(2,536,835)
Addition	(116,508)	(1,073,345)
Write-offs	650,278	73,635
Transfers assets held for sale		1,829,696
Transfer	(7,078)	4,445
Property, plant and equipment at end of period	(1,175,712)	R$ (1,702,404)	R$ (2,536,835)
Dams, reservoirs and water mains
PROPERTY, PLANT AND EQUIPMENT
Average rate of depreciation		1.72%	2.00%
Property, plant and equipment at beginning of period	13,363,232	R$ 11,466,292
Acquisition of investee control		2,973,633
Addition	22,208	532
Write-offs	(12,775)	(19,443)
Depreciation	(914,695)	(602,937)
Transfers assets held for sale	(267,316)	(167,687)
Transfer	354,524	(287,158)
Property, plant and equipment at end of period	12,545,178	13,363,232	R$ 11,466,292
Dams, reservoirs and water mains | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	25,243,381	22,752,509
Property, plant and equipment at end of period	25,158,794	25,243,381	22,752,509
Dams, reservoirs and water mains | Accumulated Depreciation and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(11,880,149)	(11,286,217)
Property, plant and equipment at end of period	(12,613,616)	R$ (11,880,149)	R$ (11,286,217)
Buildings, civil works and improvements
PROPERTY, PLANT AND EQUIPMENT
Average rate of depreciation		1.69%	2.50%
Property, plant and equipment at beginning of period	6,126,565	R$ 5,357,369
Acquisition of investee control		1,127,662
Addition	2,695	11,764
Write-offs	295	(155)
Depreciation	(355,849)	(290,467)
Transfers assets held for sale	(68,366)	(140,959)
Transfer	66,972	61,351
Property, plant and equipment at end of period	5,772,312	6,126,565	R$ 5,357,369
Buildings, civil works and improvements | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	11,940,669	10,977,908
Property, plant and equipment at end of period	11,892,050	11,940,669	10,977,908
Buildings, civil works and improvements | Accumulated Depreciation and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(5,814,104)	(5,620,539)
Property, plant and equipment at end of period	(6,119,738)	R$ (5,814,104)	R$ (5,620,539)
Machines and equipment
PROPERTY, PLANT AND EQUIPMENT
Average rate of depreciation		2.75%	3.30%
Property, plant and equipment at beginning of period	12,381,994	R$ 16,466,066
Acquisition of investee control		203,498
Addition	47,956	216,012
Write-offs	(22,400)	(53,134)
Depreciation	(544,344)	(952,293)
Transfers assets held for sale	(135,482)	(3,929,766)
Transfer	1,470,547	431,611
Property, plant and equipment at end of period	13,198,271	12,381,994	R$ 16,466,066
Machines and equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	37,765,942	43,366,208
Property, plant and equipment at end of period	38,860,152	37,765,942	43,366,208
Machines and equipment | Accumulated Depreciation and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(25,383,948)	(26,900,142)
Property, plant and equipment at end of period	(25,661,881)	R$ (25,383,948)	R$ (26,900,142)
Right-of-use
PROPERTY, PLANT AND EQUIPMENT
Average rate of depreciation		3.84%	3.50%
Property, plant and equipment at beginning of period	158,971	R$ 955,149
Acquisition of investee control		378
Addition	5,667	12,075
Write-offs		(5,371)
Depreciation	(45,331)	(92,403)
Transfers assets held for sale		(710,857)
Transfer	31,218
Property, plant and equipment at end of period	150,525	158,971	R$ 955,149
Right-of-use | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	1,350,009	2,052,882
Property, plant and equipment at end of period	1,386,894	1,350,009	2,052,882
Right-of-use | Accumulated Depreciation and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(1,191,038)	(1,097,733)
Property, plant and equipment at end of period	(1,236,369)	(1,191,038)	(1,097,733)
In progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	4,432,927	2,716,242
Acquisition of investee control		13,028
Addition	2,845,292	3,847,094
Write-offs	(16,048)	(28,670)
Transfers assets held for sale	(4,690)	(462,734)
Transfer	(2,115,630)	(1,652,033)
Property, plant and equipment at end of period	5,141,851	4,432,927	2,716,242
In progress | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	4,432,927	2,716,242
Property, plant and equipment at end of period	5,141,851	R$ 4,432,927	R$ 2,716,242
Others
PROPERTY, PLANT AND EQUIPMENT
Average rate of depreciation		1.10%	5.80%
Property, plant and equipment at beginning of period	1,044,137	R$ 315,422
Acquisition of investee control		255,049
Addition	84,870	(217,628)
Write-offs	(12,315)	(18,278)
Depreciation	(47,014)	(37,300)
Transfers assets held for sale	(43,807)	(3,740)
Transfer	195,760	750,612
Property, plant and equipment at end of period	1,221,631	1,044,137	R$ 315,422
Others | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	1,323,410	499,472
Property, plant and equipment at end of period	1,506,625	1,323,410	499,472
Others | Accumulated Depreciation and Impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(279,273)	(184,050)
Property, plant and equipment at end of period	R$ (284,994)	R$ (279,273)	R$ (184,050)